U.S. SECURITIES AND EXCHANGE COMMISSION
				Washington, D.C.  20549
				       FORM 24F-2

			   Annual Notice of Securities Sold
				Pursuant to Rule 24f-2

		 Read instructions at end of Form before preparing Form.
				   Please print or type.

 1.  Name and address of issuer:

      Select Advisors Variable Insurance Trust
      311 Pike Street
      Cincinnati, Ohio  45202

 2.  Name of each series or class of funds for which this notice is filed:

      Emerging Growth Portfolio
      International Equity Portfolio
      Balanced Portfolio
      Income Opportunity Portfolio
      Standby Income Portfolio

 3.  Investment Company Act File Number:  811-8416

     Securities Act File Number: 33-76566

 4.  Last day of fiscal year for which this notice is filed:  December 31,
     1996

 5.  Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:
														[ ]
 6.  Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see Instruction A.6):

 7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year: -0-

 8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2: -0-

 9. Number and aggregate sale price of securities sold during the fiscal year:

      Series of Registrant                    Number          Sale Price

      Emerging Growth Portfolio               259,365        $ 3,109,043
      International Equity Portfolio          298,741          3,190,175
      Balanced Portfolio                      260,656          3,195,328
      Income Opportunity Portfolio            427,096          4,765,192
      Standby Income Portfolio                429,003          4,294,599

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

      Series of Registrant                    Number          Sale Price

      Emerging Growth Portfolio               259,365        $ 3,109,043
      International Equity Portfolio          298,741          3,190,175
      Balanced Portfolio                      260,656          3,195,328
      Income Opportunity Portfolio            427,096          4,765,192
      Standby Income Portfolio                429,003          4,294,599

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):

      Series of Registrant                    Number          Sale Price

      Emerging Growth Portfolio               12,298          $  149,514
      International Equity Portfolio           5,288              57,422
      Balanced Portfolio                      18,270             228,693
      Income Opportunity Portfolio            66,234             732,696
      Standby Income Portfolio                35,510             355,535

12.  Calculation of registration fee:

     (i)    Aggregate sale price of securities sold
	    during the fiscal year in reliance on
	    rule 24f-2 (from Item 10):                          $18,554,337

     (ii)   Aggregate price of shares issued in
	    connection with dividend reinvestment
	    plans (from Item 11, if applicable):                + 1,523,860

     (iii)  Aggregate price of shares redeemed or
	    repurchased during the fiscal year (if
	    applicable):                                        - 2,326,433

     (iv)   Aggregate price of shares redeemed or
	    repurchased and previously applied as
	    a reduction to filing fees pursuant to
	    rule 24e-2 (if applicable):                             +0

     (v)    Net aggregate price of securities sold
	    and issued during the fiscal year in
	    reliance on rule 24f-2 [line (i), plus
	    line (ii), less line (iii), plus line
	    (iv)] (if applicable):                               17,751,764

     (vi)   Multiplier prescribed by Section 6(b)
	    of the Securities Act of 1933 or other
	    applicable law or regulation (see
	    Instruction C.6):                                x       1/3300

     (vii)  Fee due [line (i) or line (v) multiplied
	    by line (vi)]:                                        $5,379.32

INSTRUCTION: Issuers should complete lines (ii), (iii), (iv), and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.

13.  Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of
     Informal and Other Procedures (17 CFR 202.3a).
													[ ]

     Date of mailing or wire transfer of filing fees to the Commission's
     lockbox depository:   February 25, 1997


			   SIGNATURES

     This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

	By (Signature and Title)        /s/Paul J. Jasinski

				    -----------------------
					   Paul J. Jasinski
					   Assistant Treasurer

	Date:  February 26, 1997